Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.3%)
[1]	ABAG Finance Authority for Nonprofit Corps.	5.000%	9/2/32	1,000	1,225
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,039
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	17,334
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/37	7,565	7,979
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,737
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	23,641
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,233
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,010	1,171
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,508
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,801
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,403
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,376
[4]	Allan Hancock CA Joint Community College District GO, 5.400% coupon rate effective 8/1/2030	0.000%	8/1/42	5,015	4,511
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,187
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	2,043
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,655
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,771
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,095	2,452
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,788
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,348
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water Systems Project), Prere.	5.000%	10/1/21	2,250	2,368
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,275	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	950	997
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,389
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/21	545	565
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	3,071
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,844
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,310
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,781
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,318
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,218
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	6,013
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,490
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,583
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,635
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	19,000	22,217
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	1,300	1,302
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,867
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,443
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	140
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	4,025	4,524
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	4,000	4,496
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	2,350	2,657
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	4,000	4,850
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,616
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	7,116
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,872
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/28	2,130	2,463
[5]	Burbank CA Unified School District GO TOB VRDO	0.090%	9/3/20	5,520	5,520
	Burlingame School District GO	3.000%	8/1/42	3,675	3,962
[3]	Cabrillo Community College District GO	0.000%	5/1/26	6,070	5,165
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	7,925	8,177
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,053
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,754

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	650
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,123
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	885
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,295	2,882
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	30
California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	50
California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,763
California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	291
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	978
California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,356
California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,582
California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,172
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	7,164
California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	5,890	6,939
California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	10,359
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,907
California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,598
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	6,293
California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,918
California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,691
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	15,175	24,078
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,835	22,467
California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	4,000	4,737
California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	610	648
California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	640	680
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,221
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,775	1,938
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/22	1,225	1,342
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	12/1/24	2,000	2,378
California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/50	685	766
	California GO	5.000%	9/1/20	5,250	5,250
[6]	California GO	5.000%	4/1/22	19,000	20,442
	California GO	5.000%	4/1/23	2,500	2,809
	California GO	5.000%	11/1/23	1,295	1,491
	California GO	5.000%	5/1/24	3,000	3,522
	California GO	4.000%	10/1/24	9,845	11,347
	California GO	5.000%	10/1/24	10,000	11,931
	California GO	5.000%	10/1/24	2,000	2,386
	California GO	5.000%	11/1/24	6,710	8,030
	California GO	5.000%	4/1/25	5,000	6,073
	California GO	4.000%	4/1/26	3,835	4,587
	California GO	5.000%	4/1/26	13,895	17,384
	California GO	5.000%	8/1/26	7,435	9,075
	California GO	5.000%	3/1/27	9,000	10,806
	California GO	5.000%	4/1/27	10,025	12,893
	California GO	3.500%	8/1/27	5,000	5,983
	California GO	5.250%	10/1/27	5,000	5,264
	California GO	5.000%	3/1/28	5,000	6,008
	California GO	5.000%	4/1/28	3,185	4,197
	California GO	5.000%	8/1/28	6,510	8,179
	California GO	5.000%	8/1/28	4,375	5,333
	California GO	4.000%	9/1/28	6,000	7,198
	California GO	5.000%	9/1/28	5,930	7,467
	California GO	5.000%	10/1/29	11,450	12,754
	California GO	5.000%	10/1/29	4,045	5,005
	California GO	5.000%	8/1/30	3,250	4,062
	California GO	5.000%	4/1/31	7,340	10,279
	California GO	5.000%	8/1/31	9,460	11,480
	California GO	5.000%	8/1/31	14,040	17,935
	California GO	5.000%	9/1/31	8,390	10,486
	California GO	5.000%	10/1/31	4,500	5,301
	California GO	5.000%	10/1/31	7,485	10,029
	California GO	5.000%	11/1/31	5,050	6,491
	California GO	5.000%	4/1/32	4,000	5,262
	California GO	5.000%	4/1/32	2,500	3,554
	California GO	4.000%	8/1/32	10,025	11,783
[1]	California GO	5.250%	8/1/32	11,500	16,461
	California GO	4.000%	9/1/32	7,580	8,924
	California GO	5.000%	9/1/32	1,045	1,093
	California GO	5.000%	9/1/32	2,810	3,497
	California GO	5.000%	10/1/32	8,790	10,339
	California GO	5.000%	10/1/32	7,510	9,975
	California GO	5.000%	2/1/33	2,615	2,891
	California GO	5.000%	3/1/33	1,000	1,338
	California GO	5.000%	4/1/33	10,500	13,731
	California GO	5.000%	4/1/33	1,200	1,384
	California GO	5.000%	8/1/33	5,000	6,190
	California GO	5.000%	8/1/33	2,635	3,075
	California GO	3.000%	10/1/33	1,000	1,136
	California GO	5.000%	10/1/33	4,000	4,694
	California GO	5.000%	9/1/34	3,055	3,786
	California GO	3.000%	10/1/34	4,540	5,102
	California GO	5.250%	4/1/35	5,000	5,368
	California GO	4.000%	8/1/35	10,000	11,586
	California GO	4.000%	9/1/35	9,575	11,112
	California GO	5.000%	9/1/35	3,265	4,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/35	7,500	9,152
	California GO	5.000%	11/1/35	3,750	4,744
	California GO	5.000%	4/1/36	6,250	7,186
	California GO	5.000%	9/1/36	8,500	9,245
	California GO	5.000%	11/1/36	10,000	12,865
	California GO	5.000%	4/1/37	5,000	5,551
	California GO	5.000%	4/1/37	9,250	10,629
	California GO	4.000%	9/1/37	3,005	3,463
	California GO	5.000%	11/1/37	15,340	19,648
	California GO	4.000%	10/1/39	4,935	5,905
	California GO	5.000%	10/1/39	5,620	6,553
	California GO	5.000%	11/1/39	9,750	12,394
	California GO	3.800%	12/1/39	3,670	4,183
	California GO	3.850%	12/1/40	3,830	4,368
	California GO	5.000%	10/1/41	5,000	5,239
	California GO	5.000%	4/1/42	2,000	2,135
	California GO	5.000%	9/1/42	8,515	9,240
	California GO	3.900%	12/1/42	6,710	7,595
	California GO	5.000%	2/1/43	6,265	6,903
	California GO	5.000%	4/1/43	6,500	7,205
	California GO	5.000%	11/1/43	12,425	14,065
	California GO	5.000%	12/1/43	5,335	6,057
	California GO	5.000%	5/1/44	4,000	4,583
	California GO	5.000%	8/1/45	11,735	13,919
	California GO	5.000%	8/1/46	10,020	12,198
	California GO	5.000%	10/1/48	12,115	15,130
	California GO	5.000%	10/1/49	5,000	6,372
	California GO	3.000%	3/1/50	5,000	5,348
	California GO	4.000%	3/1/50	5,000	5,906
[5]	California GO TOB VRDO	0.260%	9/3/20	13,890	13,890
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	3,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,229
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,453
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/27	2,500	2,556
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,771
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,191
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,539
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,500	1,897
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,750
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,425	1,793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	6,109
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,152
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	775
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,615

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/33	3,920	4,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,718
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,235	1,529
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,455	2,731
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	751
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,000	6,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,146
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,874
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,161
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,600	1,844
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,025	5,639
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,837
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,767
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,515	7,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	8,000	8,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/41	9,000	9,182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	4,025	4,208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	500	584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,500	8,532
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	5,000	5,349
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,410	8,312
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,070	1,129
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	10,385	12,017
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,716
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	14,000	15,668
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,065	1,218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	22,000	25,539
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,183
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,350	6,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	3,045	3,368
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	7,781
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,010	31,211
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,130	13,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	10,000	11,797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,322
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,282
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	28,034
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	10,000	12,151
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,828
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	20,464
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	9/3/20	7,815	7,815
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	2,605	3,107
[5]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.100%	9/3/20	39,900	39,900
[5]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.240%	9/3/20	15,575	15,575
[5]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.210%	9/3/20	10,000	10,000
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,891	12,015
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,839	3,196
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,739	1,799
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	860	992
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	870	1,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	945	1,077
California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	6,103
California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,145
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	7,300	9,265
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	4,165	5,254
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/33	3,075	3,833
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,027
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,463
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,540
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,340
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,256
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,781
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	6,123
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	266
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	716
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,286
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	879
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,082
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	291
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,255	1,344
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,073
California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,152
California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,666
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,120	2,543
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,605
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,193
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	459
California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,370	2,829
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,475
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	918
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,077
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	690	747
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,080
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,576
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	5,630	6,260
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,030	6,840
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,836
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,916
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	10,674
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,254
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,095	3,364
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,169
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,505
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,127
	California Municipal Finance Authority Industrial Revenue VRDO	0.020%	9/1/20	3,800	3,800
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	7,500	8,993
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,161	8,727
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	3,525	4,055
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,500	1,750
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/43	2,445	2,794
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/43	1,000	1,169
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,357
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,702
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	10,000	11,331
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,195
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/34	4,560	5,142
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,602
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,430	6,494
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	5,650	5,650
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,300	1,465
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,205
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,192
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School CA Project)	5.000%	8/1/48	3,025	3,474
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	577
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	450	543
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	515	617
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,190
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	9,294
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,258
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,144
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,489
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,781
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,437
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,825
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	4,580	4,930
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	540	620
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,495
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,000	6,521

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	7,062
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,579
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,676
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	794
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,452
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,208
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,479
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	4,000	5,114
California State University College & University Revenue	5.000%	11/1/24	1,645	1,972
California State University College & University Revenue	5.000%	11/1/30	6,690	8,293
California State University College & University Revenue	5.000%	11/1/30	2,500	3,062
California State University College & University Revenue	5.000%	11/1/31	7,000	8,278
California State University College & University Revenue	5.000%	11/1/31	5,150	6,371
California State University College & University Revenue	5.000%	11/1/32	7,000	8,265
California State University College & University Revenue	5.000%	11/1/32	6,610	8,160
California State University College & University Revenue	5.000%	11/1/33	3,590	4,232
California State University College & University Revenue	4.000%	11/1/37	2,300	2,610
California State University College & University Revenue	5.000%	11/1/37	8,750	9,577
California State University College & University Revenue	5.000%	11/1/37	5,025	6,614
California State University College & University Revenue	4.000%	11/1/38	1,415	1,601
California State University College & University Revenue	5.000%	11/1/38	4,045	4,881
California State University College & University Revenue	5.000%	11/1/38	4,015	5,260
California State University College & University Revenue	5.000%	11/1/43	1,850	2,223
California State University College & University Revenue	5.000%	11/1/45	3,695	4,484
California State University College & University Revenue	5.000%	11/1/47	6,105	7,424
California State University College & University Revenue	5.000%	11/1/47	8,620	10,315
California State University College & University Revenue	5.000%	11/1/48	4,900	6,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/50	6,000	7,544
	California State University College & University Revenue	5.000%	11/1/51	6,070	7,744
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,625
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,355	1,431
[8]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	9,934
[8]	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	10,000	10,581
	California Statewide Communities Development Authority	4.000%	9/1/50	1,300	1,341
	California Statewide Communities Development Authority College & University Revenue	5.000%	7/1/41	1,145	1,146
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,490
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,706
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	2,500	2,610
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	11,000	11,820
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,671
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	680	827
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	800	970
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	780	942
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.625%	12/1/36	4,000	4,360
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,720
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	520	626
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,118
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	500	601
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,616
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,800	6,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	5,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	6,924
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,000	1,098
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,525	1,766
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	1,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,090
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,200	5,967
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,000	3,588
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,570	3,646
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,155	1,257
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,463
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,083
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,463
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,030
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,376
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,801
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,354
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,573
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,575	3,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	1,680	2,244
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	310	370
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	10,000	11,920
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,274
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,964
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,810
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	4,873
[1]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/29	940	1,099
[1]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/44	5,525	6,307
[1]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/49	1,000	1,137
	Campbell Union High School District GO	5.000%	8/1/35	1,000	1,239
	Carlsbad Unified School District GO	4.000%	5/1/32	575	689
	Carlsbad Unified School District GO	4.000%	5/1/33	685	813
	Carlsbad Unified School District GO	4.000%	5/1/34	690	813
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,939
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,457
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,351
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,493
	Central School District GO	5.000%	8/1/47	3,350	4,031
	Central School District GO	4.000%	8/1/48	3,945	4,548
	Central Unified School District GO	4.000%	8/1/48	8,400	9,378
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,946
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,371
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,115
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,308
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,646
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	3,500	3,960
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,100	1,259
[1]	Charter Oak Unified School District GO	5.000%	8/1/31	1,380	1,656
[1]	Charter Oak Unified School District GO	5.000%	8/1/33	1,755	2,099
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,126
	Chico Unified School District GO	3.000%	8/1/44	8,000	8,305
	Chino Valley Unified School District GO	5.000%	8/1/55	1,500	1,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chula Vista Elementary School District Miscellaneous Revenue BAN	0.000%	8/1/23	2,000	1,977
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,458
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,381
[4]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/2023, Prere.	0.000%	2/1/24	1,810	1,874
[4]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/2023, Prere.	0.000%	2/1/24	2,475	2,562
[4]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/2023, Prere.	0.000%	2/1/24	2,150	2,225
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,217
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,235	2,713
	Coast Community College District GO	4.000%	8/1/32	540	670
	Coast Community College District GO	4.000%	8/1/33	1,195	1,467
	Coast Community College District GO	4.000%	8/1/34	250	304
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,542
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	375
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	594
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,563
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,378
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,600	4,103
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,970	2,164
[6]	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,454
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,433
[5]	Culver City CA Unified School District GO TOB VRDO	0.050%	9/1/20	6,650	6,650
	Desert Community College District GO	4.000%	8/1/32	200	257
	Desert Community College District GO	2.000%	8/1/39	1,125	1,074
	Desert Community College District GO	2.125%	8/1/42	1,280	1,219
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,226
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,206
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,645
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,637
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,484
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	400	555
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	600	826
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,155
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,377
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,386
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/37	1,000	1,345
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,485
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,241
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,906
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	8,139
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,780
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,889
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,799
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,798
	Encinitas CA	5.000%	9/1/27	1,000	1,079
	Evergreen School District GO	4.000%	8/1/39	330	387
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	5,036
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	1,640	1,828
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,980	5,364
	Folsom Ranch Financing Authority	5.000%	9/1/33	530	609
	Folsom Ranch Financing Authority	5.000%	9/1/38	845	959
	Folsom Ranch Financing Authority	5.000%	9/1/48	1,675	1,877
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,829
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/23	3,590	3,546
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,312
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.500%	1/15/43	2,200	2,495
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	14,500	16,124
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,500	3,713
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42	9,000	10,190
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,959
	Foster City CA GO	3.000%	8/1/45	2,500	2,649
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	1,977	2,245
[5]	Fresno CA Unified School District GO TOB VRDO	0.240%	9/3/20	6,170	6,170
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,000	1,196
	Fresno Unified School District GO	4.000%	8/1/31	450	532
	Fresno Unified School District GO	4.000%	8/1/32	550	646
	Fresno Unified School District GO	4.000%	8/1/33	750	874
	Fresno Unified School District GO	4.000%	8/1/34	800	927
	Fresno Unified School District GO	4.000%	8/1/35	850	980
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,145
	Fresno Unified School District GO	4.000%	8/1/37	850	969
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,812
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,000	5,691
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,346
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,145
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,253
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,506
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	8,941
[5]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.190%	9/3/20	14,865	14,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,903
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	10,045	9,010
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,250	6,507
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	8,007
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,260	2,765
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,663
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,205	6,112
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	14,015	16,300
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	11,140
	Grossmont Healthcare District GO, Prere.	6.125%	7/15/21	2,500	2,628
	Grossmont Union High School District GO	0.000%	8/1/30	6,550	5,688
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,616
	Hartnell CA Community College District GO	4.000%	8/1/33	200	244
	Hartnell CA Community College District GO	4.000%	8/1/34	225	272
	Hartnell CA Community College District GO	4.000%	8/1/35	300	360
	Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,753
[1]	Hayward Unified School District GO	5.000%	8/1/31	3,780	4,390
[1]	Hayward Unified School District GO	5.000%	8/1/31	3,500	4,065
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,711
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,279
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,476
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,299
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,663
[1,8]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,552
	Hemet Unified School District Financing Authority	5.000%	9/1/39	1,100	1,211
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,683
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,407
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,803
[2]	Imperial Unified School District GO	5.250%	8/1/43	5,000	6,085
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,221
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,060	1,285
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	599
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	298
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	621
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	519
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	576
[1]	Irvine CA	5.000%	9/1/51	1,250	1,465
[7]	Irvine CA Special Assessment Revenue VRDO	0.020%	9/1/20	15,540	15,540
[5,7]	Irvine CA VRDO	0.020%	9/1/20	3,200	3,200
[7]	Irvine CA VRDO	0.030%	9/1/20	2,700	2,700
[7]	Irvine Ranch Water District VRDO	0.020%	9/1/20	3,055	3,055
	Irvine Unified School District	5.000%	9/1/37	265	312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District	4.000%	9/1/40	350	392
	Irvine Unified School District	5.000%	9/1/42	400	465
	Irvine Unified School District	5.000%	9/1/47	1,000	1,152
[2]	Irvine Unified School District	4.000%	9/1/49	1,110	1,276
	Irvine Unified School District	5.000%	9/1/51	1,000	1,146
[2]	Irvine Unified School District	4.000%	9/1/54	2,750	3,133
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,687
[2]	Jefferson Union High School District COP	4.000%	8/1/50	3,750	4,323
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,434
[2]	Jurupa Public Financing Authority	4.000%	9/1/37	610	717
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,322
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	2,000	2,241
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,202
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,669
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,227
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,517
[10]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,850
[1]	Lincoln CA	5.000%	9/1/32	3,220	4,003
[1]	Lincoln CA	5.000%	9/1/34	2,000	2,467
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	390
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	466
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,399
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,097
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,089
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	790
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,285	1,377
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,095
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,579
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,142
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,090	4,490
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.618%	11/15/26	1,800	1,823
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,798
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,592
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,454
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,510	1,753
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,155	2,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,005	5,930
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,156
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,327
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,111
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,700
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,031
	Los Angeles CA Community College District GO	5.000%	8/1/28	3,510	4,135
	Los Angeles CA Community College District GO	5.000%	8/1/29	5,000	5,877
	Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,465
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,231
	Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,895
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,281
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,101
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,693
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,235
	Los Angeles CA Community College District GO	4.000%	8/1/37	5,000	5,426
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,877
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,139
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,781
[5]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.240%	9/3/20	7,235	7,235
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,358
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,668
	Los Angeles CA Unified School District GO	5.000%	7/1/30	4,110	5,554
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,337
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,666
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,030	6,741
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,286
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,616
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,060
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,258
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,910
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,274
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	4,089
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,975
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,136
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,075
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,618
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,470
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,526
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,906
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,137
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,448
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	1,500	1,882
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,845
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,000	3,999
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,834
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	2,000	2,650
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,846
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,461
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,491
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,644
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,732
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	15,500	19,670
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,343
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,358
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,346
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,957
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,367
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,849
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	3,000	3,917
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,000	5,176
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	16,000	17,042
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,219

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,660	4,714
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,853
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,692
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,200	4,088
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	6,052
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,702
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,640
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	695	885
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	2,952
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,750	7,301
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,000	5,886
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,395
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,101
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,000	6,110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,200	10,773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	6,000	7,781
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	5,000	6,447
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,970
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	6,155
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,030	9,255
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,961
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,594
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,500	2,917
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	4,071
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,145
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,402
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,468
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,220
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,100	4,740
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,935
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,656
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	13,950	16,036
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	4,800	4,800
	Los Angeles Department of Water Revenue	5.000%	7/1/30	5,000	6,617
	Los Angeles Department of Water Revenue	5.000%	7/1/31	1,380	1,702
	Los Angeles Department of Water Revenue	5.000%	7/1/33	5,075	6,604
	Los Angeles Department of Water Revenue	5.000%	7/1/34	9,020	11,705
	Los Angeles Department of Water Revenue	5.000%	7/1/36	10,000	10,828
	Los Angeles Department of Water Revenue	5.000%	7/1/36	3,790	4,613
	Los Angeles Department of Water Revenue	5.000%	7/1/36	4,765	5,903
	Los Angeles Department of Water Revenue	5.000%	7/1/37	1,545	1,672
	Los Angeles Department of Water Revenue	5.000%	7/1/37	4,675	5,777
	Los Angeles Department of Water Revenue	5.000%	7/1/37	1,640	2,076
	Los Angeles Department of Water Revenue	5.000%	7/1/38	2,500	3,082
	Los Angeles Department of Water Revenue	5.000%	7/1/38	1,000	1,262
	Los Angeles Department of Water Revenue	5.000%	7/1/41	4,750	6,244
	Los Angeles Department of Water Revenue	5.000%	7/1/42	4,500	5,420
	Los Angeles Department of Water Revenue	5.000%	7/1/43	5,000	5,391
	Los Angeles Department of Water Revenue	5.000%	7/1/43	6,640	8,387
	Los Angeles Department of Water Revenue	5.000%	7/1/46	1,375	1,648
	Los Angeles Department of Water Revenue	5.000%	7/1/46	2,500	2,997
	Los Angeles Department of Water Revenue	5.000%	7/1/50	4,500	5,826
	Los Angeles Department of Water Revenue VRDO	0.020%	9/1/20	9,900	9,900
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,240	3,781
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,792
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	3,107
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	1,565	1,811
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,525	1,762
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,973
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/33	1,765	2,036
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,500	2,862
	Los Rios Community College District GO	4.000%	8/1/34	4,500	5,328
	Los Rios Community College District GO	3.000%	8/1/44	3,850	4,034
[10]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,437
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,874
	Madera Unified School District GO	4.000%	8/1/47	420	481
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	600
	Marin Community College District GO	4.000%	8/1/35	700	810
	Marin Community College District GO	4.000%	8/1/38	1,500	1,713
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,272
	Marin Healthcare District GO	4.000%	8/1/40	3,000	3,330
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,021
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,886
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	4.000%	3/15/40	325	393
	Mesa Water District COP	5.000%	3/15/50	4,000	5,167
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,434
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,827
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,377
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	9/1/20	1,900	1,900
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,243
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,519
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,860
[8]	Miracosta Community College District GO	2.000%	8/1/39	1,500	1,494
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	3,360	3,579
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,000	7,021
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,049
	Moreno Valley Unified School District Financing Authority	5.000%	9/1/33	1,605	1,845
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,641
	Moulton-Niguel Water District COP	3.000%	9/1/49	780	813
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,515
	Mount San Antonio Community College District GO	5.000%	8/1/39	2,525	3,276
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,750	1,749
	Mountain View-Whisman School District (School Financing Project) COP, Prere.	4.000%	6/1/26	675	813
	Mountain View-Whisman School District (School Financing Project) COP, Prere.	4.000%	6/1/26	1,500	1,807
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	10,871
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	4,969
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,666
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,405
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,859
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33	2,500	2,772
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34	2,000	2,211
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,877
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,340
	New Haven Unified School District GO	4.000%	8/1/36	500	596
	New Haven Unified School District GO	4.000%	8/1/37	70	83
	New Haven Unified School District GO	4.000%	8/1/39	420	493
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,708
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,871
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,776
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,038
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	736
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,427
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,505
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	2,225	2,653
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,091
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,088
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,085
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,578
[3]	Northern California Power Agency Electric Power & Light Revenue, Prere.	7.500%	7/1/21	855	905
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,610	4,244
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,865	2,188
	Northstar Community Services District	5.000%	9/1/25	1,680	806
	Northstar Community Services District	5.000%	9/1/26	1,970	946
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,263
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,797
[5,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO	0.160%	9/3/20	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	2,006
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,070
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	944
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	4,015
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,955
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,157
	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	2,850	3,335
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	900	1,043
	Oakland Unified School District/Alameda County GO, Prere.	6.625%	8/1/21	1,000	1,058
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,287
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	735
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	599
	Orange County Water District COP	2.000%	8/15/23	5,000	5,215
	Orange County Water District Water Revenue	4.000%	8/15/34	650	803
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,246
	Palmdale Elementary School District GO	3.000%	8/1/49	3,000	3,157
	Palo Alto CA	4.250%	9/2/22	200	216
	Palo Alto CA	5.000%	9/2/26	1,000	1,088
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,031
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,250
	Palomar Health COP, Prere.	6.000%	11/1/20	3,800	3,836
	Palomar Health GO	4.000%	8/1/32	4,000	4,498
[12]	Palomar Health GO	0.000%	8/1/33	4,100	3,197
	Palomar Health GO	4.000%	8/1/33	4,085	4,576
	Palomar Health GO	5.000%	8/1/34	1,100	1,296
	Palomar Health GO	4.000%	8/1/35	4,270	4,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	0.000%	8/1/36	5,025	3,353
	Palomar Health GO	4.000%	8/1/36	5,085	5,638
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,678
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,402
[1]	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,604
[10]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	3,000	2,675
[7]	Pasadena CA COP VRDO	0.050%	9/3/20	2,380	2,380
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,322
	Peralta Community College District GO	3.000%	2/1/50	3,155	3,283
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	2,920	2,906
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,080
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	968
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,346
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,348
	Poway Unified School District	5.000%	9/1/25	1,825	1,988
	Poway Unified School District	5.000%	9/1/27	2,040	2,221
	Poway Unified School District	5.000%	9/1/31	1,350	1,467
	Poway Unified School District	5.000%	9/1/33	980	1,064
	Poway Unified School District	5.000%	9/1/36	600	651
[1]	Poway Unified School District	4.000%	9/1/50	2,250	2,592
	Poway Unified School District GO	0.000%	8/1/33	990	781
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,951
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,227
	Poway Unified School District GO	0.000%	8/1/46	10,000	4,753
	Poway Unified School District GO	0.000%	8/1/51	10,000	4,058
	Poway Unified School District Public Financing Authority	5.000%	9/15/24	785	892
	Poway Unified School District Public Financing Authority	5.000%	9/15/27	1,030	1,167
	Poway Unified School District Public Financing Authority	5.000%	9/1/28	2,335	2,912
	Poway Unified School District Public Financing Authority	5.000%	9/1/29	3,450	4,294
	Poway Unified School District Public Financing Authority	5.000%	9/1/30	1,760	2,186
[2]	Poway Unified School District Public Financing Authority	5.000%	9/1/33	1,735	2,107
	Poway Unified School District Public Financing Authority	5.000%	9/15/38	1,200	1,309
	Poway Unified School District Public Financing Authority	5.000%	9/15/43	2,325	2,522
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,084
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,222
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	731
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,275	1,537
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	686
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,307
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,289
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,701
	Riverside CA Electric Electric Power & Light Revenue	5.000%	10/1/48	12,000	15,082
[7]	Riverside CA Electric Electric Power & Light Revenue VRDO	0.070%	9/2/20	1,460	1,460
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,699
	Riverside Community College District GO	3.000%	8/1/34	580	640
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,193
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,992
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,356
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	5,000	6,039
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	5,000	6,010
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	8,000	9,553
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	1,010
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,500	1,637
[2,4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/41	2,000	2,220
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,511
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,498
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,625
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	2,000	2,177
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,365
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/24	1,440	1,567
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/28	1,795	1,938
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/29	1,880	2,026
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/32	1,375	1,473
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,708
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,609
	Riverside Unified School District GO	3.000%	8/1/36	800	859
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,620
	Roseville CA	5.000%	9/1/37	1,250	1,399
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,569
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.500%	6/1/45	3,000	2,943
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.625%	6/1/50	1,530	1,492
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,736
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,115
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	590
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,400
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,211
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,315
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,547
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	10,000	11,076
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	5,000	5,527
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.400%	11/1/20	1,280	1,291
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,411
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	637
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,060
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,595
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,475
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,140
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,466
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,641
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	7,810	9,164
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	3,500	4,084
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,208
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,720
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,272
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/31	1,175	1,279
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,300
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,577
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	2,500	2,966
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/36	1,370	1,371
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	3,125	3,127
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.040%	9/3/20	975	975
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,686
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,292
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,747
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,996
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,371
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,581
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,165
	San Bernardino Community College District GO	3.000%	8/1/41	6,000	6,293
	San Bernardino Community College District GO	0.000%	8/1/44	5,000	2,523
	San Bernardino Community College District GO	0.000%	8/1/48	17,770	8,108
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,359
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,874
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,501
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,488
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,290
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,097
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,138
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	1,000	1,172
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,000	1,207
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,282
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	4,130	4,771
[5]	San Diego CA Community College District GO TOB VRDO	0.190%	9/3/20	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,172
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,284
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,247
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	893
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,325
	San Diego CA Unified School District GO	4.000%	7/1/33	1,565	1,968
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,426
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,370
	San Diego CA Unified School District GO	5.000%	7/1/35	5,005	5,627
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,280
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,730
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,918

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	0.000%	7/1/49	1,000	462
San Diego CA Unified School District GO	4.000%	7/1/49	10,250	12,022
San Diego Community College District GO	4.000%	8/1/32	3,935	4,640
San Diego Community College District GO	4.000%	8/1/32	3,200	3,773
San Diego Community College District GO	0.000%	8/1/36	8,000	5,829
San Diego Community College District GO	0.000%	8/1/38	3,510	2,420
San Diego Community College District GO, Prere.	5.000%	8/1/21	2,500	2,611
San Diego County CA COP	5.000%	10/15/28	1,445	1,717
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,570	1,883
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,250	1,540
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,645	2,076
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,633
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,633
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,806
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,806
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,500	1,966
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,075	1,373
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,720
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,298
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,500	1,894
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,961
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,789
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,751
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,952
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,837
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,488
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,884
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/44	2,870	3,746
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,615
San Diego County Water Authority Water Revenue	5.000%	5/1/36	8,520	10,329
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/49	3,000	3,199
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,226
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,544
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	2,500	3,096

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,465
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,464
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,814
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,784
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,674
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,356
San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,344
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,411
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,770
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,487
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,944
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,230
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,782
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,305	1,560
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,500	1,762
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,637
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	6,200
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,768
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	9,136
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,100	1,161
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,205	1,272
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,402
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	1,024
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	2,010
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,322
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,245
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,198
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,996
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	5,500	6,020
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	6,000	6,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	16,260	18,914
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	289
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,636
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	9,790	11,955
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	17,130	20,899
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,485	1,533
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,754
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,229
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,234
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,896
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,396
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,566
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,923
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,644
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,217
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,470
[10]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,104
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	1,004
[10]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,499
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,919
	San Francisco City & County Redevelopment Financing Authority Tax Allocation Revenue, Prere.	6.750%	2/1/21	1,000	1,027
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,800
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,994
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,378
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,855
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,474
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,375
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,616
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,627
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,375	5,853
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,025
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	11,710	12,954
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,511
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,819
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,073
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,440
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	5,072
	San Jose Unified School District GO	5.000%	8/1/32	10,000	12,151
[1]	San Juan Unified School District GO	0.000%	8/1/23	4,540	4,489
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	532
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	998
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	526
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	752
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,680
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	937
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,387
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,094
	San Marcos Unified School District GO	4.000%	8/1/33	3,500	4,172
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,222
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,480
	San Marcos Unified School District GO, Prere.	5.000%	8/1/21	2,835	2,961
	San Mateo County Community College District GO	5.000%	9/1/39	1,000	1,315
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	6,000	7,598
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,800
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,398
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,142
[10]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue(Capital Projects Program)	5.000%	7/1/21	1,795	1,866
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/46	3,280	3,059
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	2,034
	San Rafael CA City High School District GO	3.000%	8/1/47	2,225	2,378
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,172
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,533
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,522
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,921
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP	5.000%	9/1/47	2,045	2,171
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,291
[10]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,912
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,228
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,195
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	6.000%	7/1/21	3,000	3,141
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,830
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,922
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,318
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,537
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,913
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,626
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,834
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,135
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,405
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,665
	Santa Clarita Community College District GO	3.000%	8/1/36	750	819
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,021
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,752
	Santa Clarita Community College District GO	3.000%	8/1/49	5,255	5,579
[8]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	435	537
[8]	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	941
	Santa Monica Community College District GO	4.000%	8/1/31	3,000	3,367
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,261
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,490
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	472
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/28	4,845	5,284
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	676
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	576
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,374
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,846
	Silicon Valley Clean Water Sewer Revenue	5.000%	2/1/39	3,095	3,530
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,402
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,465
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,224
	Solana Beach School District	5.000%	9/1/32	995	1,065
	Solana Beach School District	5.000%	9/1/35	2,495	2,667
	Solano County Community College District GO	5.000%	8/1/37	1,050	1,299
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,300	1,637
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/43	1,500	1,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/46	1,500	1,741
[10]	Southern California Public Power Authority Electric Power & Light Revenue	5.750%	7/1/21	220	221
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,593
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	748
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/34	1,000	1,339
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/35	1,145	1,524
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,000	1,325
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,565
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,215	5,610
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,110	9,599
	Southwestern Community College District GO	4.000%	8/1/34	375	444
	Southwestern Community College District GO	5.000%	8/1/44	7,045	8,339
	Southwestern Community College District GO	4.000%	8/1/47	7,940	9,016
	State Center Community College District GO	4.000%	8/1/42	2,315	2,647
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,973
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,473
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,158
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,148
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,558
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,946
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,981
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,413
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,437
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,467
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,815
	Sweetwater Union High School District GO	5.000%	8/1/33	165	191
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,041
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,230
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,805
[2]	Temecula Valley Unified School District GO	4.500%	8/1/35	3,120	3,475
[2]	Temecula Valley Unified School District GO	4.625%	8/1/37	3,785	4,219
	Torrance CA Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,000	3,000
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,485
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,250	1,257
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/49	2,200	2,721
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,690
[2]	Tulare Local Health Care District GO	4.000%	8/1/31	1,250	1,520
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,153
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,796
[10]	Tulare Union High School District GO	0.000%	8/1/27	515	474
[10]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,123
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,029
	Tustin Community Facilities District	5.000%	9/1/37	1,000	1,168
	Tustin Unified School District	5.000%	9/1/31	3,000	3,468
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,222
[10]	Union Elementary School District GO	0.000%	9/1/20	2,300	2,300
[10]	Union Elementary School District GO	0.000%	9/1/21	2,000	1,992
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	360	438
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	500	601
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	595
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,460
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,584
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,126
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,646
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,487
	University of California College & University Revenue	5.000%	5/15/33	2,675	3,003
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,235
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,746
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,656
[6]	University of California College & University Revenue	5.000%	5/15/34	4,820	6,201
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,864
	University of California College & University Revenue	5.000%	5/15/35	2,080	2,147
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,578
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,383
	University of California College & University Revenue	5.250%	5/15/37	3,500	4,045
	University of California College & University Revenue	5.000%	5/15/38	10,000	11,162
	University of California College & University Revenue	5.000%	5/15/38	3,000	3,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/39	4,605	6,038
	University of California College & University Revenue	5.000%	5/15/40	5,000	5,876
	University of California College & University Revenue	5.000%	5/15/40	50	50
	University of California College & University Revenue	5.000%	5/15/41	10,370	12,551
	University of California College & University Revenue	5.000%	5/15/43	3,525	4,410
	University of California College & University Revenue	4.000%	5/15/46	13,280	14,862
	University of California College & University Revenue	4.000%	5/15/47	7,500	8,798
	University of California College & University Revenue	5.000%	5/15/47	15,025	18,221
	University of California College & University Revenue	5.000%	5/15/47	1,000	1,216
	University of California College & University Revenue	5.000%	5/15/48	11,500	14,297
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,605
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,656
	University of California College & University Revenue PUT	5.000%	5/15/23	6,500	7,317
	University of California College & University Revenue VRDO	0.010%	9/1/20	8,800	8,800
	University of California College & University Revenue VRDO	0.010%	9/1/20	6,400	6,400
	University of California College & University Revenue VRDO	0.010%	9/1/20	2,800	2,800
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,230	2,305
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,560	1,612
	University of California College & University Revenue, Prere.	5.000%	5/15/23	1,550	1,747
	University of California College & University Revenue, Prere.	5.000%	5/15/23	2,325	2,620
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,760	2,123
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,015	12,006
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	5,545	6,136
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	14,500	14,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	700	700
[5]	University of California Revenue TOB VRDO	0.090%	9/3/20	10,135	10,135
	Upland CA COP	4.000%	1/1/42	5,000	5,148
	Upland CA COP	5.000%	1/1/47	5,060	5,594
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,854
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	8,180	9,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vacaville Unified School District GO	4.000%	8/1/38	500	589
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	933
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,238
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	3,003
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,953
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,341
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	903
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,063
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	906
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,344
[10]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,799
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,626
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	675
	Washington Township Health Care District GO	5.500%	8/1/40	5,000	5,660
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	940
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	621
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,267
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,170	2,337
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	600
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	792
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,162
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	931
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,090
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	760
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,562
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,186
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,329
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,454
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,229
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	975
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,244
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,482
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,736
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,388
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,639
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	897
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,240
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	4,500	4,993
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,208
					5,245,136
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,131

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,140
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	754
				3,025
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,005	927
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	1,978
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,549	2,021
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	736
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,463	12,008
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,713	1,794
				19,464
Total Tax-Exempt Municipal Bonds (Cost $4,879,655)				5,267,625
Total Investments (99.8%) (Cost $4,879,655)				5,267,625
Other Assets and Liabilities—Net (0.2%)				11,455
Net Assets (100%)				5,279,080
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $166,650,000, representing 3.2% of net assets.
6	Securities with a value of $1,229,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	473	59,613	38

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2020	(52)	(8,291)	30
Ultra Long U.S. Treasury Bond	December 2020	(99)	(21,870)	258
				288
				326
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,267,625	—	5,267,625
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	265	—	—	265
1	Represents variation margin on the last day of the reporting period.